Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2012	Apr. 03, 2011	Apr. 01, 2012	Apr. 03, 2011	Oct. 02, 2011	Oct. 03, 2010
Revenues	$ 3,863	$ 3,756	$ 8,133	$ 8,740	$ 16,227	$ 22,902
Total Cost of Sales	3,227	3,164	6,795	7,485	13,741	22,033
Gross Margin	636	592	1,338	1,255	2,486	869
General and Administrative	645	589	1,321	1,149	2,408	10,706
Operating Income (Loss)	(9)	3	17	106	78	(9,837)
Other Expenses
Interest (Income) Expense - Net	7	30	17	53	74	89
Total Other	7	30	17	53	74	89
Income (Loss) Before Taxes	(16)	(27)	0	53	4	(9,926)
Current Income Taxes (Benefit)					0	(32)
Deferred Income Taxes (Benefit)	53	(10)	118	20	(587)	(282)
Net Income (Loss) After Taxes	(69)	(17)	(118)	33	591	(9,612)
Less preferred stock dividend waived (accrued)	213	(102)	106	(203)	(413)	(390)
Net income (loss) applicable to common shareholders	$ 144	$ (119)	$ (12)	$ (170)	$ 178	$ (10,002)
Basic and diluted income (loss) per share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.07)
Weighted Average Common Shares Outstanding (in shares)	141,203,181	139,444,940	140,324,060	139,444,940	139,444,940	139,444,940